Fair Value Measurement - Fair value of warrant liability (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Warrant liability:
Balance at fair value	¥ 13,245	$ 1,827	¥ 24,376
Level 3
Warrant liability:
Balance at fair value	¥ 13,245	$ 1,827	¥ 24,376